Fair Value Measurements - Measurement - Convertible Note - Quantum (Details) - Quantum Convertible Note, related party	Sep. 30, 2024 Y $ / shares	Jun. 24, 2024 Y $ / shares
Risk-free interest rate
Fair Value Measurements
Measurement input of notes payable	0.0374	0.0510
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	1.75	1.00
Volatility
Fair Value Measurements
Measurement input of notes payable	1.0800	1.2500
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	1.49	8.00
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.1240	0.3735